SEGMENT INFORMATION (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	$ 18,475	$ 41,708	$ 19,554	$ 26,069
United States [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	18,475	41,708	19,554
Bus Sales [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	11,699	38,197	16,247	$ 21,666
Bus Sales [Member] | Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	7,429	10,925	12,447
Bus Sales [Member] | United States [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	4,270	27,272	3,800
Spare Part Sales [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	5,183	2,701	2,436
Spare Part Sales [Member] | Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	4,516	2,504	2,258
Spare Part Sales [Member] | United States [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	667	197	178
Truck Sales [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	982
Truck Sales [Member] | Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	982
Shuttle Sales [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	484
Shuttle Sales [Member] | Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	484		162
Operating Lease Revenue [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	127	810	871
Operating Lease Revenue [Member] | United States [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	$ 127	$ 810	$ 709